LICENSE AGREEMENTS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty and maintenance expense			$ 800	$ 104
Research and development	$ 24,943	$ 21,766	28,084	35,698
Milestone payment	1,000		0
Milestone based license fee payment	0	750	750	0
Red 5 Group, LLC
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty and maintenance expense	$ 188	$ 188
License Agreement Terms
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development				446
License Agreement Terms | Red 5 Group, LLC
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty and maintenance expense			103	503
Milestone payment			400
License Agreement Terms | BeHealth Solutions, LLC
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment			27,000
Milestone based license fee payment			$ 750	$ 750
Useful life of capitalized milestone payments			5 years